Document and Entity Information	Mar. 31, 2022
Risk/Return:
Registrant Name	DELAWARE GROUP FOUNDATION FUNDS
Registrant CIK	0001048133
SEC Form	485BPOS
Period end date	Mar. 31, 2022
Investment Company Type	N-1A
Amendment Flag	false